Loans and Allowance for Credit Losses, PCI Loans Outstanding (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2008
PCI loans [Abstract]
Purchased Credit Impaired Loans (carrying value)	$ 26,727	$ 30,968	$ 58,797
Total PCI loans (unpaid principal balance)	38,229	45,174	98,182
Total Commercial [Member]
PCI loans [Abstract]
Purchased Credit Impaired Loans (carrying value)	2,504	3,977	18,704
Commercial and Industrial Loans [Member]
PCI loans [Abstract]
Purchased Credit Impaired Loans (carrying value)	215	259	4,580
Commercial Real Estate Mortgage [Member]
PCI loans [Abstract]
Purchased Credit Impaired Loans (carrying value)	1,136	1,970	5,803
Commercial Real Estate Construction [Member]
PCI loans [Abstract]
Purchased Credit Impaired Loans (carrying value)	433	877	6,462
Foreign Loans [Member]
PCI loans [Abstract]
Purchased Credit Impaired Loans (carrying value)	720	871	1,859
Total Consumer [Member]
PCI loans [Abstract]
Purchased Credit Impaired Loans (carrying value)	24,223	26,991	40,093
Real estate 1-4 family first mortgage [Member]
PCI loans [Abstract]
Purchased Credit Impaired Loans (carrying value)	24,100	26,839	39,214
Real estate 1-4 family junior lien mortgage [Member]
PCI loans [Abstract]
Purchased Credit Impaired Loans (carrying value)	123	152	728
Automobile [Member]
PCI loans [Abstract]
Purchased Credit Impaired Loans (carrying value)	$ 0	$ 0	$ 151